General (Schedule Supplemental Consolidated Pro Forma Financial Results) (Details) - IMI Systems Ltd. $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Business Acquisition [Line Items]
Proforma revenue | $	$ 4,028,656
Proforma net income (loss) | $	$ (18,758)
Basic (in dollars per share) | $ / shares	$ (0.44)
Diluted (in dollars per share) | $ / shares	$ (0.44)